Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Schedule of Statement of Comprehensive Income Loss

Condensed Consolidated Statements of Comprehensive Income / (Loss)

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)

Non-operating expenses	(1,816)	(1,846)
Loss before income tax expense	(22,256)	(22,286)
Net loss	(22,257)	(22,287)

Less: Net loss attributable to noncontrolling interests	(17,807)	(17,835)
Net loss attributable to WISeKey International Holding Ltd	(4,450)	(4,452)

Comprehensive loss	(21,439)	(21,469)

Comprehensive loss attributable to noncontrolling interests	(17,742)	(17,770)
Comprehensive loss attributable to WISeKey International Holding Ltd	(3,697)	(3,699)

Schedule of Statements of Changes in Shareholders’ Equity

Condensed Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements ended June 30, 2025 (unaudited)					As adjusted in the financial statements ended June 30, 2026 (unaudited)
USD’000	Additional paid-in capital	Accumulated deficit	Total stockholders’ equity	Non-controlling interest	Total equity (deficit)	Additional paid-in capital	Accumulated deficit	Total stockholders’ equity	Non-controlling interest	Total equity (deficit)
As of December 31, 2024	316,431	(294,407)	25,048	62,076	87,124	317,050	(294,407)	25,667	61,457	87,124
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)	1,594	-	1,594	24,206	25,800	1,829	-	1,829	23,971	25,800
ATM	2,213	-	2,213	24,910	27,123	2,461	-	2,461	24,662	27,123
Investment in Wecan	156	-	156	1,792	1,948	174	-	174	1,774	1,948
Net loss	-	(4,450)	(4,450)	(17,807)	(22,257)	-	(4,452)	(4,452)	(17,835)	(22,287)
As of June 30, 2025	326,471	(298,857)	31,472	95,092	126,564	327,591	(298,859)	32,590	93,944	126,534

Schedule of Statement of Cash Flow

Condensed Consolidated Statements of Cash Flows

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)
Cash Flows from operating activities:
Net income / (loss)	(22,257)	(22,287)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	1,052	1,082